UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06121

Morgan Stanley Pacific Growth Fund Inc,
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Pacific Growth Fund Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2007

Total Return for the 12 Months Ended October 31, 2007
Class A	Class B	Class C	Class D
49.59%	48.40%	48.42%	49.89%

MSCI Japan Index[1]	MSCI All Country Asia Pacific Free ex-Japan Index[2]	50/50 Blended Index[3]	Lipper Pacific Region Funds Index[4]
4.84%	66.76%	32.81%	39.22%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Global equity markets experienced a rise in volatility over the 12-month period ended October 31, 2007, with concerns revolving largely around global liquidity, the price movements of oil, rising inflation and central bank policy direction. In the latter part of the period, a slowing U.S. economy and uncertainty surrounding the subprime crisis in the U.S. and its potential impact on the rest of the world contributed further to market movements. However, the subprime crisis is occurring in an environment where most Asian countries are running net current account surpluses and are no longer dependent on capital inflow to fund growth. Other key distinctions relative to the past include generally healthy corporate balance sheets and strong free cash flow generation, as well as an environment where gross domestic product (GDP) growth remains relatively intact and domestic-driven. Banking systems across most of Asia have also been more robust since the Asian financial crisis in 1998. Earnings growth stayed strong in Asia ex-Japan, especially in China and India, and currencies in the Asia ex-Japan region appreciated during the period.

Japan lagged Asia ex-Japan but stayed in positive territory for the 12-month period. On the back of expectations for economic and corporate earnings expansion, one of Japan's broad market indexes, the TOPIX Index, continued rising through late February, when the worldwide stock market declined. Japanese stocks also fell sharply in late July, reflecting increased concerns over credit risks following the announcement of weaker-than-expected earnings at mortgage lenders and disappointing housing market indicators in the U.S.

The best gains among sectors were software and services and capital goods, while banks and food and staples retailing declined most for the period. The software and services sector was driven largely by an increase in the share price at a game console manufacturer, which makes up approximately half of the sector's market capitalization. The bank sector performed poorly due to growing concerns over U.S. subprime loan exposure.

Supported primarily by Japan's solid economic fundamentals, together with a global equity rally and the depreciation of the yen against the U.S. dollar, the TOPIX Index gained momentum from November 2006 through February 2007. However, Japan was no exception to the worldwide stock market declines that started in China in late February. While the stock markets recovered after the correction, volatility continued to increase in Japanese markets as investors were on the sidelines ahead of the fiscal year 2006 results announcement season starting in late April. The market resumed rising due to buying centered on stocks with strong earnings results.

The market declined sharply in late July due to growing concerns over credit risk triggered by the re-emergence of U.S. subprime mortgage problems. The Japanese yen appreciated to the "110 per U.S. dollar" band, and the stronger yen also resulted in the sell-off of exporters. The TOPIX Index fell below 1,500 in mid-August for the first time since July 2006. The shares remained volatile partly due to the sudden resignation of Prime Minister Abe on September 12, which increased worries regarding the direction of Japanese politics. However, the market rebounded sharply starting in mid-September on the back of a higher than expected interest rate cut by the U.S. Federal Reserve Bank, together with a high approval rating for the new Fukuda Administration and robust Asian stock markets. However, the market fell in late October in reaction to the strong yen and a correction in the U.S. market that was triggered by concerns over the U.S. economic outlook.

Foreign institutional investors were net buyers of Japanese stocks for the 12-month period while there was net selling by individual investors.

Performance Analysis

All share classes of Morgan Stanley Pacific Growth Fund outperformed the MSCI Japan Index, the 50/50 Blended Index (a blend of the MSCI Japan Index and the MSCI All Country Asia Pacific Free ex-Japan Index) and the Lipper Pacific Region Funds Index, and underperformed the MSCI All Country Asia Pacific Free ex-Japan Index for the 12 months ended October 31, 2007, assuming no deduction of applicable sales charges.

Overall, both stock selection and country allocation contributed to outperformance relative to the 50/50 Blended Index, with stock selection being the larger contributor of the two. From a top-down perspective, the Fund's relative underweights in both Australia and Hong Kong detracted from performance, as these markets outperformed the 50/50 Blended Index. However, the Fund's relative overweight exposure to China, Singapore and Indonesia together with our underweight in Japan more than offset the negative influence of Australia and Hong Kong. From a bottom-up perspective, stock selection in a number of countries gave relative performance a boost. In China, the Fund's overweights relative to the Blended Index in shipping, banks, energy and insurers benefited performance. Overweights in South Korea's infrastructure, shipping, construction stocks and underweights in semiconductor stocks relative to the Blended Index added to gains. An overweight in resources in Australia and an overweight in wireless providers in India bolstered performance. Stock selection in Japan was another source of good relative performance, as detailed below. On the other hand, the Fund's overweight in Pakistan's energy sector was the only detractor to stock selection during the 12-month period.

The Japan portion was the second-best relative contributor to the Fund for the 12-month period. Specifically, the Japan portfolio's outperformance was due to both positive sector allocation and stock selection. A minimum allocation to the banks was the main contributor to overall sector allocation. Also, stock selection in the technology hardware and equipment as well as in the software and services sectors assisted relative performance. The chief contributor among stock picks for the period was a game console maker in the software and services industry, as the company benefited from strong sales of a portable game player and next-generation video game console. Other contributors included an electronic devices manufacturer in the technology hardware and equipment industry whose share price reacted positively to their strong sales of components for the video game consoles.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
BHP Billiton Ltd.	3.1%
China Mobile Ltd.	2.6
China Construction Bank Corp.	2.4
Rio Tinto Ltd.	2.3
China COSCO Holdings Co., Ltd.	2.2
Asea Brown Boveri India Ltd.	1.7
Nintendo Co., Ltd	1.7
Woolworths Ltd.	1.5
AU Optronics Corp.	1.4
Ping An Insurance (Group) Co. of China, Ltd. (Class H)	1.4
TOP FIVE COUNTRIES
Japan	38.3%
Australia	15.2
China	11.6
South Korea	9.3
Hong Kong	7.0

Data as of October 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand. The principal Asian countries include: Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund's assets will be invested in at least three countries. The Fund, however, may invest more than 25 percent of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment—Class B

Average Annual Total Returns—Period Ended October 31, 2007
Symbol	Class A Shares* (since 07/28/97) TGRAX		Class B Shares** (since 11/30/90) TGRBX		Class C Shares† (since 07/28/97) TGRCX		Class D Shares†† (since 07/28/97) TGRDX
1 Year	49.59% 41.74	[5] [6]	48.40% 43.40	[5] [6]	48.42% 47.42	[5] [6]	49.89% —	[5]
5 Years	27.74 26.37	[5] [6]	26.61 26.45	[5] [6]	26.66 26.66	[5] [6]	27.94 —	[5]
10 Years	9.11 8.52	[5] [6]	8.43 8.43	[5] [6]	8.33 8.33	[5] [6]	9.36 —	[5]
Since Inception	4.59 4.05	[5] [6]	7.24 7.24	[5] [6]	3.84 3.84	[5] [6]	4.83 —	[5]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Free ex-Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region, excluding Japan. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Returns prior to 12/31/98 reflect those using "gross dividends" as the "net dividends" data was not available until after 12/31/98. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The 50/50 Blended Index is comprised of two Morgan Stanley Capital International (MSCI) indices; Japan and All Country Asia Pacific Free ex-Japan, with each index weighted equally. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Lipper Pacific Region Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Pacific Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Pacific Region Funds classification as of the date of this report.

(5)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/07 – 10/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	05/01/07	10/31/07	05/01/07 – 10/31/07
Class A
Actual (30.36% return)	$1,000.00	$1,303.60	$9.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.99	$8.29
Class B
Actual (29.85% return)	$1,000.00	$1,298.50	$13.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.21	$12.08
Class C
Actual (29.89% return)	$1,000.00	$1,298.90	$13.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.21	$12.08
Class D
Actual (30.52% return)	$1,000.00	$1,305.20	$8.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$7.02

*  Expenses are equal to the Fund's annualized expense ratios of 1.63%, 2.38%, 2.38% and 1.38% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (a) (99.2%)
	Australia (15.2%)
	Airlines
339,450	Qantas Airways Ltd.	$1,878,624
	Chemicals: Agricultural
11,867	Incitec Pivot Ltd.	982,965
	Chemicals: Major Diversified
66,500	Orica Ltd.	1,934,020
	Department Stores
126,333	Harvey Norman Holdings Ltd. (b)	804,664
	Financial Conglomerates
57,466	Suncorp-Metway Ltd. (b)	1,091,800
	Food Retail
115,080	Woolworths Ltd.	3,609,533
	Industrial Conglomerates
25,932	Wesfarmers Ltd. (b)	1,070,813
	Major Banks
40,470	Commonwealth Bank of Australia	2,335,356
71,730	National Australia Bank Ltd.	2,902,645
76,899	Westpac Banking Corp.	2,204,436
		7,442,437
	Major Telecommunications
252,700	Telstra Corp., Ltd.	1,107,673
	Other Metals/Minerals
176,151	BHP Billiton Ltd.*	7,667,242
53,197	Rio Tinto Ltd. (b)	5,525,134
262,700	Straits Resources Ltd.	1,587,193
		14,779,569
	Property - Casualty Insurers
43,000	QBE Insurance Group Ltd.	1,311,485
	Steel
192,075	OneSteel Ltd.	1,246,604
	Total Australia	37,260,187

NUMBER OF SHARES		VALUE
	Bermuda (0.8%)
	Electronic Equipment/ Instruments
833,000	GOME Electrical Appliances Holdings Ltd.	$1,906,251
	China (11.6%)
	Coal
759,000	China Coal Energy Co.	2,581,288
97,000	China Shenhua Energy Company Ltd.	637,590
		3,218,878
	Electric Utilities
134,000	Datang International Power Generation Co., Ltd.	156,487
928,000	Huaneng Power International, Inc. (Class H)	1,110,374
		1,266,861
	Electrical Products
522,000	Harbin Power Equipment Co., Ltd.	1,736,030
	Integrated Oil
546,000	PetroChina Co., Ltd.	830,637
	Investment Trusts/ Mutual Funds
100,000	Investment Co. of China* **	0
	Major Banks
3,022,000	Bank of China Ltd.	2,887,496
	Marine Shipping
1,221,650	China COSCO Holdings Co., Ltd.	5,501,922
	Motor Vehicles
1,301,000	Dongfeng Motor Corp.	1,199,568
	Multi-Line Insurance
242,000	Ping An Insurance (Group) Co. of China, Ltd. (Class H)	3,385,926

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Regional Banks
5,197,000	China Construction Bank Corp.	$5,906,001
267,500	China Merchant Bank Co., Ltd. (Series H)	1,397,000
		7,303,001
	Steel
1,317,000	Maanshan Iron & Steel Co., Ltd.	1,170,889
	Total China	28,501,208
	Hong Kong (7.0%)
	Airlines
237,000	Cathay Pacific Airways Ltd.	712,432
	Apparel/Footwear Retail
151,400	Esprit Holdings Ltd.	2,574,520
	Electric Utilities
450,000	China Resources Power Holdings Co., Ltd.	1,715,619
	Engineering & Construction
384,800	New World Development Co., Ltd.	1,380,246
	Financial Conglomerates
154,000	Wharf (Holdings) Ltd. (The)	932,306
	Industrial Conglomerates
31,000	Hutchison Whampoa Ltd.	390,681
	Investment Banks/Brokers
11,000	Hong Kong Exchanges & Clearing Ltd.	367,071
	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	1,080,534
116,000	HongKong Land Holdings Ltd.*	581,673
		1,662,207
	Tobacco
196,000	Shanghai Industrial Holdings Ltd. (b)	1,162,226

NUMBER OF SHARES		VALUE
	Wireless Telecommunications
304,000	China Mobile Ltd.	$6,345,495
	Total Hong Kong	17,242,803
	India (4.1%)
	Contract Drilling
25,900	Aban Offshore Ltd.	3,120,066
	Electrical Products
104,500	Asea Brown Boveri India Ltd.	4,237,150
	Major Telecommunications
103,500	Bharti Airtel Ltd.*	2,695,824
	Total India	10,053,040
	Indonesia (3.1%)
	Agricultural Commodities/Milling
429,000	PT Astra Agro Lestari Tbk	1,070,903
	Coal
351,500	PT Bumi Resources Tbk	188,188
531,000	PT Tambang Batubara Bukit Asam Tbk	535,581
		723,769
	Construction Materials
488,500	PT Indocement Tunggal Prakarsa Tbk	443,101
	Food: Specialty/Candy
1,771,000	PT Indofood Sukses Makmur Tbk	432,613
	Major Telecommunications
462,500	PT Telekomunkasi Indonesia Tbk (Series B)	557,925
	Motor Vehicles
455,500	PT Astra International Tbk	1,293,550
	Other Metals/Minerals
81,000	PT International Nickel Indonesia Tbk	810,150
	Regional Banks
934,000	PT Bank Central Asia Tbk	756,734
1,029,000	PT Bank Rakyat Indonesia	885,700
		1,642,434

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/ Farm Machinery
573,000	PT United Tractors Tbk	$700,108
	Total Indonesia	7,674,553
	Japan (38.3%)
	Auto Parts: O.E.M.
40,100	NIFCO Inc.	935,323
17,000	Toyoda Gosei Co., Ltd. (b)	609,733
		1,545,056
	Building Products
125,000	Nippon Sheet Glass Co., Ltd.	758,433
127,000	Sanwa Holdings Corp.	668,644
		1,427,077
	Chemicals: Major Diversified
168,000	Mitsubishi Chemical Holdings Corp.	1,385,736
	Chemicals: Specialty
183,000	Daicel Chemical Industries, Ltd. (b)	1,353,098
247,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,450,511
154,000	Kaneka Corp.	1,364,887
71,300	Shin-Etsu Polymer Co., Ltd. (b)	579,818
		4,748,314
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd.	1,116,719
15,600	Nissha Printing Co., Ltd. (b)	448,169
		1,564,888
	Computer Peripherals
52,100	Mitsumi Electric Co., Ltd. (b)	2,418,292
	Computer Processing Hardware
310,000	Fujitsu Ltd.	2,443,879
	Electric Utilities
24,000	Tokyo Electric Power Co., Inc.	608,864

NUMBER OF SHARES		VALUE
	Electrical Products
260,000	Furukawa Electric Co., Ltd. (b)	$1,246,521
	Electronic Components
21,500	TDK Corp.	1,766,121
	Electronic Distributors
33,400	Ryosan Co., Ltd.	833,311
	Electronic Equipment/ Instruments
55,800	Canon Inc.	2,819,461
18,600	Kyocera Corp.	1,575,075
129,000	Matsushita Electric Industrial Co., Ltd.	2,465,491
346,000	NEC Corp.	1,719,779
117,000	Ricoh Co., Ltd.	2,306,581
314,000	Toshiba Corp. (b)	2,647,708
		13,534,095
	Electronics/Appliances
86,800	Casio Computer Co., Ltd. (b)	816,550
42,300	FUJIFILM Holdings Corp.	2,021,200
9,100	Rinnai Corp. (b)	282,987
35,700	Sony Corp.	1,763,801
		4,884,538
	Engineering & Construction
63,000	Kyudenko Corp. (b)	360,783
54,000	Maeda Road Construction Co., Ltd. (b)	448,554
182,000	Obayashi Corp.	916,159
34,000	Sanki Engineering Co., Ltd. (b)	177,607
		1,903,103
	Finance/Rental/Leasing
53,700	Hitachi Capital Corp. (b)	711,405
	Food Retail
38,300	FamilyMart Co., Ltd. (b)	1,117,028
	Food: Meat/Fish/Dairy
83,000	Nippon Meat Packers, Inc. (b)	837,601
	Food: Specialty/Candy
27,600	House Foods Corp. (b)	437,192

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Home Building
163,000	Sekisui Chemical Co., Ltd.	$1,113,129
97,000	Sekisui House, Ltd. (b)	1,240,095
		2,353,224
	Industrial Conglomerates
287,000	Hitachi, Ltd.	1,947,399
	Industrial Machinery
110,000	Amada Co., Ltd. (b)	1,114,995
90,000	Daifuku Co., Ltd.	1,071,524
47,300	Daikin Industries, Ltd.	2,374,981
31,100	Fuji Machine Mfg. Co., Ltd.	694,339
63,000	Fujitec Co., Ltd.	383,886
371,000	Mitsubishi Heavy Industries, Ltd.	2,164,752
176,000	Tsubakimoto Chain Co.	1,218,749
		9,023,226
	Industrial Specialties
46,300	Lintec Corp.	908,628
130,000	Toyo Ink Mfg. Co., Ltd. (b)	445,338
		1,353,966
	Major Telecommunications
230	Nippon Telegraph & Telephone Corp.	1,053,921
	Metal Fabrications
150,000	Minebea Co., Ltd. (b)	1,038,474
204,000	Mitsui Mining & Smelting Co., Ltd.	863,938
		1,902,412
	Miscellaneous Manufacturing
41,300	Kurita Water Industries Ltd.	1,372,379
	Motor Vehicles
230,900	Nissan Motor Co., Ltd.	2,660,408
67,800	Suzuki Motor Corp. (b)	2,215,552
55,800	Toyota Motor Corp.	3,187,713
56,400	Yamaha Motor Co., Ltd. (b)	1,605,397
		9,669,070
	Movies/Entertainment
28,200	TOHO Co., Ltd.	563,059

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Other
41,200	Astellas Pharma Inc.	$1,820,947
70,300	Daiichi Sankyo Co., Ltd. (b)	1,999,719
27,300	Ono Pharmaceutical Co., Ltd.	1,409,538
		5,230,204
	Railroads
164	East Japan Railway Co. (b)	1,350,058
	Recreational Products
6,700	Nintendo Co., Ltd.	4,222,095
59,400	Yamaha Corp.	1,382,807
		5,604,902
	Semiconductors
16,000	Rohm Co., Ltd. (b)	1,398,445
	Steel
111,000	Nippon Steel Corp. (b)	735,894
	Textiles
53,000	Nisshinbo Industries, Inc. (b)	721,968
251,000	Teijin Ltd.	1,209,479
		1,931,447
	Wholesale Distributors
33,600	Hitachi High-Technologies Corp. (b)	754,697
50,000	Marubeni Corp.	427,980
103,800	Mitsubishi Corp.	3,226,994
60,000	Nagase & Co., Ltd.	669,716
		5,079,387
	Total Japan	93,982,014
	Malaysia (0.8%)
	Agricultural Commodities/Milling
437,000	IOI Corporation Berhad	997,997
23,000	Hap Seng Plantations Holdings*	21,034
108,000	Kuala Lumpur Kepong Berhad	482,040
		1,501,071
	Engineering & Construction
143,900	IJM Corporation Berhad	381,817
	Total Malaysia	1,882,888

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Pakistan (0.3%)
	Oil & Gas Production
371,380	Oil & Gas Development Co. Ltd.	$785,208
	Philippines (1.1%)
	Alternative Power Generation
1,841,000	PNOC Energy Development Corp.	323,124
	Financial Conglomerates
69,420	Ayala Corp.	1,001,141
	Specialty Telecommunications
21,615	Philippine Long Distance Telephone Co.	1,483,601
	Total Philippines	2,807,866
	Singapore (3.0%)
	Agricultural Commodities/Milling
189,800	Wilmar International Ltd.	548,205
	Electronic Components
52,250	UniSteel Technology Ltd.	68,357
	Investment Banks/Brokers
13,000	Singapore Exchange Ltd.	143,003
	Major Banks
101,600	Oversea-Chinese Banking Corp., Ltd.	653,056
	Marine Shipping
232,500	Cosco Corp (Singapore) Ltd.	1,274,251
	Miscellaneous Commercial Services
261,000	Indofood Agri Resources Ltd.	334,077
	Real Estate Development
113,000	Capitaland Ltd.	636,115
27,000	City Developments Ltd.	298,698
1,187,000	United Industrial Corp., Ltd.	2,565,965
		3,500,778
	Real Estate Investment Trusts
80,260	CDL Hospitality Trust	138,535
	Regional Banks
38,500	United Overseas Bank Ltd.	577,463
	Total Singapore	7,237,725

NUMBER OF SHARES		VALUE
	South Korea (8.9%)
	Advertising/Marketing Services
2,117	Cheil Communications, Inc.	$612,154
	Airlines
8,396	Korean Air Lines Co., Ltd.	749,662
	Apparel/Footwear
4,310	Cheil Industries Inc.	285,695
	Beverages: Alcoholic
3,926	Hite Brewery Co., Ltd.	594,107
	Chemicals: Specialty
6,860	LG Chemical Ltd.	857,304
10,110	SSCP Co., Ltd.*	417,245
		1,274,549
	Electronic Distributors
31,740	LG Philips LCD Co., Ltd.*	1,775,218
	Electronics/Appliances
9,801	LG Electronics Inc.	1,030,840
26,280	Woongjin Coway Co., Ltd.	1,005,045
		2,035,885
	Engineering & Construction
3,345	GS Engineering & Construction Corp.	706,285
5,920	Samsung Engineering Co., Ltd.	810,347
		1,516,632
	Financial Conglomerates
19,028	Shinhan Financial Group Co., Ltd.	1,240,593
	Food: Specialty/Candy
868	Orion Corp.	277,664
	Household/Personal Care
499	Amorepacific Corp.	476,895
	Industrial Machinery
32,418	Ene System Inc.*	295,805
	Internet Software/Services
5,398	NHN Corp.*	1,751,946
	Major Banks
10,178	Kookmin Bank	840,475

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

NUMBER OF SHARES		VALUE
	Marine Shipping
307,000	STX Pan Ocean Co. Ltd. (Singapore Exchange)	$794,642
138,880	STX Pan Ocean Co. Ltd.*	724,699
		1,519,341
	Motor Vehicles
5,960	Hyundai Motor Co.	473,952
	Oil & Gas Production
2,752	SK Energy Co., Ltd.*	641,454
	Property - Casualty Insurers
2,590	Samsung Fire & Marine Insurance Co., Ltd.	718,824
	Steel
1,610	POSCO	1,175,614
	Trucks/Construction/ Farm Machinery
14,344	Doosan Infracore Co., Ltd.	623,938
3,022	Hyundai Heavy Industries Co., Ltd.	1,711,270
2,780	Hyundai Mipo Dockyard Co., Ltd.	1,244,494
		3,579,702
	Total South Korea	21,836,167
	Taiwan (4.5%)
	Chemicals: Specialty
371,000	Formosa Plastic Corp.	1,158,855
	Computer Peripherals
94,450	Foxconn Technology Corp.	1,157,299
29,000	Hon Hai Precision Industry Co., Ltd.	222,860
10,000	Innolux Display Corp	47,638
		1,427,797
	Computer Processing Hardware
158,103	Asustek Computer, Inc.	565,399
	Construction Materials
580,000	Taiwan Cement Corp.	1,004,797

NUMBER OF SHARES		VALUE
	Electronic Components
120,938	Tripod Technology Corp.	$495,711
171,392	TXC Corp.	358,135
		853,846
	Electronic Equipment/ Instruments
1,567,000	AU Optronics Corp.	3,389,679
250,284	Sunrex Technology Corp.	299,024
		3,688,703
	Marine Shipping
651,160	Yang Ming Marine Transport	539,866
	Semiconductors
43,185	MediaTek Inc.	856,747
397,000	Siliconware Precision Industries Co.*	857,000
		1,713,747
	Total Taiwan	10,953,010
	Thailand (0.5%)
	Coal
43,500	Banpu Public Co Ltd (NVDR)	573,078
	Home Building
506,600	Land & Houses Public Co., Ltd. (Alien Shares)	126,505
	Major Banks
157,900	Kasikornbank Public Co., Ltd. (Alien Shares)	420,802
	Total Thailand	1,120,385
	Total Common Stocks (Cost $156,796,616)	243,243,305
	Preferred Stock (a) (0.4%)
	South Korea
	Semiconductors
1,662	Samsung Electronics Co., Ltd. (Cost $758,378)	798,366

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (11.3%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (11.1%)
$956	AIG Match Funding Corp., 5.03%, 12/17/07 (c)	$956,368
683	Alliance & Leister Plc., 5.14%, 09/02/08 (c)	683,109
342	Bancaja, 5.35%, 08/12/08 (c)	341,555
342	Bank of New York Co., Inc., 5.12%, 08/08/08 (c)	341,555
1,298	Bank of Nova Scotia London, 4.75%, 11/01/07 (c)	1,297,907
342	BASF AG, 5.18%, 08/19/08 (c)	341,531
683	BNP Paribas Mtn., 5.50%, 05/19/08 (c)	683,109
1,366	Cam US Finance SA Unipersonal, 5.24%, 07/25/08 (c)	1,366,219
683	Canadian Imperial Bank, NY, 4.67%, 07/28/08 (c)	683,109
341	CC USA, Inc., 4.55%, 01/28/08 (c)	341,406
1,230	CIT Group Holdings, 5.23%, 06/18/08 (c)	1,229,597
3,416	Citigroup Global Markets, Inc., 4.95%, 11/01/07 (c)	3,415,546
683	Credit Suisse First Boston, NY, 4.57%, 03/14/08 (c)	683,109
	First Tennessee Bank,
342	5.05%, 08/15/08 (c)	341,555
1,366	5.07%, 08/15/08 (c)	1,366,137
	Goldman Sachs Group, Inc.,
342	5.16%, 09/12/08 (c)	341,555
642	5.06%, 11/14/08 (c)	642,123
342	HSBC Finance Corp., 5.14%, 08/05/08 (c)	341,555
1,366	IBM Corp., 5.10%, 09/08/08 (c)	1,366,262

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$1,716	Lehman Brothers Inc., 4.94%, 11/01/07 (c)	$1,716,100
683	Macquarie Bank Ltd., 5.02%, 08/20/08 (c)	683,109
685	Marshall & Ilsley Bank, 5.37%, 12/17/07	685,026
1,025	Metropolitan Life Global Funding, 4.99%, 08/21/08 (c)	1,024,664
1,366	National Rural Utilities Coop., Fin., 5.14% 09/02/08 (c)	1,366,218
792	Nationwide Building Society, 5.28%, 07/25/08 (c)	792,407
1,366	National Bank of Canada, 5.11%, 04/02/08 (c)	1,366,050
1,639	Societe Generale, N.Y., 4.73%, 12/31/07 (c)	1,639,379
751	UniCredito Delaware Inc., 5.10% 08/14/08 (c)	751,441
478	Unicredito Italiano Bank (IRE) PLC, 5.15%, 08/08/08 (c)	478,176
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $27,265,877)	27,265,877
NUMBER OF SHARES (000)
	Investment Company (d) (0.2%)
457	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $457,377)	457,377
	Total Short-Term Investments (Cost $27,723,254)	27,723,254

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments  ■  October 31, 2007 continued

		VALUE
Total Investments (Cost $185,278,248) (e)	110.9%	$271,764,925
Liabilities in Excess of Other Assets	(10.9)	(26,674,539)
Net Assets	100.0%	$245,090,386

  NVDR  Non-Voting Depositary Receipt.

  *  Non-income producing security.

  **  Resale is restricted to qualified institutional investor.

  (a)  Securities with total market value equal to $244,041,671 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors.

  (b)  All or a portion of these securities were on loan at October 31, 2007.

  (c)  Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2007.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $188,572,117. The aggregate gross unrealized appreciation is $88,269,290 and the aggregate gross unrealized depreciation is $5,076,482, resulting in net unrealized appreciation of $83,192,808.

Forward Foreign Currency Contracts Open at October 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HKD	612,610	$79,042	11/02/07	$(2)
JPY	1,578,822	13,771	11/02/07	86
Net Unrealized Appreciation				$84

Currency Abbreviations:

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments  ■  October 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Short-Term Investments	$27,723,254	10.2%
Electronic Equipment/ Instruments	19,129,049	7.0
Other Metals/Minerals	15,589,719	5.7
Motor Vehicles	12,636,140	4.7
Major Banks	12,244,266	4.5
Regional Banks	9,522,898	3.5
Industrial Machinery	9,319,031	3.4
Marine Shipping	8,835,380	3.3
Electrical Products	7,219,701	2.7
Chemicals: Specialty	7,181,718	2.6
Electronics/Appliances	6,920,423	2.5
Wireless Telecommunications	6,345,495	2.3
Recreational Products	5,604,902	2.1
Major Telecommunications	5,415,343	2.0
Pharmaceuticals: Other	5,230,204	1.9
Engineering & Construction	5,181,798	1.9
Real Estate Development	5,162,985	1.9
Wholesale Distributors	5,079,387	1.9
Food Retail	4,726,561	1.7
Coal	4,515,725	1.7
Steel	4,329,001	1.6
Trucks/Construction/ Farm Machinery	4,279,810	1.6
Financial Conglomerates	4,265,840	1.6
Semiconductors	3,910,558	1.4
Computer Peripherals	3,846,089	1.4
Electric Utilities	3,591,344	1.3
Industrial Conglomerates	3,408,893	1.3
Multi-Line Insurance	3,385,926	1.3
Airlines	3,340,718	1.2
Chemicals: Major Diversified	3,319,756	1.2
Contract Drilling	3,120,066	1.1
Agricultural Commodities/ Milling	3,120,179	1.1
Computer Processing Hardware	3,009,278	1.1
Electronic Components	2,688,324	1.0
Electronic Distributors	2,608,529	1.0
Apparel/Footwear Retail	2,574,520	1.0
Home Building	2,479,729	1.0

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Property - Casualty Insurers	$2,030,309		0.8%
Textiles	1,931,447		0.7
Metal Fabrications	1,902,412		0.7
Internet Software/Services	1,751,946		0.6
Commercial Printing/Forms	1,564,888		0.6
Auto Parts: O.E.M.	1,545,056		0.6
Specialty Telecommunications	1,483,601		0.5
Construction Materials	1,447,898		0.5
Building Products	1,427,077		0.5
Oil & Gas Production	1,426,662		0.5
Miscellaneous Manufacturing	1,372,379		0.5
Industrial Specialties	1,353,966		0.5
Railroads	1,350,058		0.5
Tobacco	1,162,226		0.4
Food: Specialty/Candy	1,147,469		0.4
Chemicals: Agricultural	982,965		0.4
Food: Meat/Fish/Dairy	837,601		0.3
Integrated Oil	830,637		0.3
Department Stores	804,664		0.3
Finance/Rental/Leasing	711,405		0.3
Advertising/Marketing Services	612,154		0.2
Beverages: Alcoholic	594,107		0.2
Movies/Entertainment	563,059		0.2
Investment Banks/Brokers	510,074		0.2
Household/Personal Care	476,895		0.2
Miscellaneous Commercial Services	334,077		0.1
Alternative Power Generation	323,124		0.1
Apparel/Footwear	285,695		0.1
Real Estate Investment Trusts	138,535		0.1
	$271,764,925	†	100.0%

  †  Does not include open forward foreign currency contracts with net unrealized appreciation of $84.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements

Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities, at value (cost $184,820,871) (including $26,058,617 of securities loaned)	$271,307,548
Investment in affiliate, at value (cost $457,377)	457,377
Unrealized appreciation on open forward foreign currency contracts	86
Foreign cash, at value,(cost of $47,896)	47,887
Receivable for:
Investments sold	1,700,487
Dividends	570,576
Foreign withholding taxes reclaimed	163,935
Capital stock sold	106,043
Dividends from affiliate	7,003
Prepaid expenses and other assets	196,814
Total Assets	274,557,756
Liabilities:
Collateral on securities loaned, at value	27,265,877
Unrealized depreciation on open forward foreign currency contracts	2
Payable for:
Investments purchased	1,194,631
Capital stock redeemed	508,126
Investment advisory fee	183,303
Distribution fee	85,506
Administration fee	16,862
Transfer agent fee	3,873
Accrued expenses and other payables	209,190
Total Liabilities	29,467,370
Net Assets	$245,090,386
Composition of Net Assets:
Paid-in-capital	$198,674,782
Net unrealized appreciation	86,503,936
Accumulated undistributed net investment income	504,242
Accumulated net realized loss	(40,592,574)
Net Assets	$245,090,386
Class A Shares:
Net Assets	$193,477,298
Shares Outstanding (500,000,000 authorized, $.01 par value)	6,626,914
Net Asset Value Per Share	$29.20
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$30.82
Class B Shares:
Net Assets	$39,327,807
Shares Outstanding (500,000,000 authorized, $.01 par value)	1,417,265
Net Asset Value Per Share	$27.75
Class C Shares:
Net Assets	$10,994,677
Shares Outstanding (500,000,000 authorized, $.01 par value)	395,971
Net Asset Value Per Share	$27.77
Class D Shares:
Net Assets	$1,290,604
Shares Outstanding (500,000,000 authorized, $.01 par value)	43,547
Net Asset Value Per Share	$29.64

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statement of Operations

For the year ended October 31, 2007

Net Investment Loss: Income
Dividends (net of $226,566 foreign withholding tax)	$3,466,033
Income from securities loaned – net	114,775
Dividends from affiliate	20,276
Interest	20,050
Total Income	3,621,134
Expenses
Investment advisory fee	1,784,772
Distribution fee (Class A shares)	369,987
Distribution fee (Class B shares)	407,336
Distribution fee (Class C shares)	90,098
Transfer agent fees and expenses	405,317
Custodian fees	202,721
Shareholder reports and notices	172,357
Administration fee	164,117
Professional fees	99,116
Registration fees	47,866
Directors' fees and expenses	8,950
Other	44,420
Total Expenses	3,797,057
Less: amounts waived/reimbursed	(265)
Less: expense offset	(2,781)
Net Expenses	3,794,011
Net Investment Loss	(172,877)
Net Realized and Unrealized Gain: Net Realized Gain (Loss) on:
Investments	39,248,396
Foreign exchange transactions	(44,766)
Net Realized Gain	39,203,630
Net Change in Unrealized Appreciation/Depreciation on:
Investments	45,493,805
Translation of forward foreign currency contracts and other assets and liabilities denominated in foreign currencies	20,812
Net Change in Unrealized Appreciation/Depreciation	45,514,617
Net Gain	84,718,247
Net Increase	$84,545,370

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(172,877)	$(321,647)
Net realized gain	39,203,630	30,302,789
Net change in unrealized appreciation/depreciation	45,514,617	14,108,747
Net Increase	84,545,370	44,089,889
Dividends to Shareholders from Net Investment Income:
Class A shares	(221,622)	—
Class D shares	(8,377)	—
Total Dividends	(229,999)	—
Net decrease from capital stock transactions	(28,126,396)	(37,913,350)
Net Increase	56,188,975	6,176,539
Net Assets:
Beginning of period	188,901,411	182,724,872
End of Period (Including accumulated undistributed net investment income of $504,242 and accumulated net investment loss of $403,266, respectively)	$245,090,386	$188,901,411

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007

1. Organization and Accounting Policies

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), Morgan Stanley Asset & Investment Trust Management Co., Limited (MSAITM) or Morgan Stanley Investment Management Company (MSIMC) (collectively the "Sub-Advisers"), affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at October 31, 2007 were $26,058,617 and $27,265,877, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under the Sub-Advisory Agreements between the Sub-Advisers and the Investment Adviser, the Sub-Advisers invest the Fund's assets including the placing of orders for the purchase and sale of portfolio

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $521,678 and $113,799, respectively, for the year ended October 31, 2007.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $41,076,628 at October 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

The Distributor has informed the Fund that for the year ended October 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $506, $38,080 and $2,621 respectively and received $74,192 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the year ended October 31, 2007, advisory fees paid were reduced by $265 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $20,276 for the year ended October 31, 2007. During the year ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $17,891,195 and $17,433,818, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2007 aggregated $103,914,636 and $132,202,715, respectively.

For the year ended October 31, 2007, the Fund incurred brokerage commissions of $42,228 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $5,336. At October 31, 2007, the Fund had an accrued pension liability of $57,668 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Capital Stock

Transactions in capital stock were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007		FOR THE YEAR ENDED OCTOBER 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	430,922	$10,215,880	404,538	$7,464,473
Conversion from Class B	586,939	13,682,521	572,905	10,539,430
Reinvestment of dividends	9,746	201,652	—	—
Redeemed	(1,334,294)	(30,219,530)	(1,700,030)	(31,105,534)
Net decrease — Class A	(306,687)	(6,119,477)	(722,587)	(13,101,631)
CLASS B SHARES
Sold	188,114	4,179,859	348,062	6,137,027
Conversion to Class A	(615,565)	(13,682,521)	(596,698)	(10,539,430)
Redeemed	(465,924)	(10,127,024)	(803,652)	(14,045,458)
Net decrease — Class B	(893,375)	(19,629,686)	(1,052,288)	(18,447,861)
CLASS C SHARES
Sold	67,278	1,481,038	104,089	1,837,839
Redeemed	(100,403)	(2,172,092)	(89,568)	(1,578,078)
Net increase (decrease) — Class C	(33,125)	(691,054)	14,521	259,761
CLASS D SHARES
Sold	16,360	391,141	64,318	1,183,084
Reinvestment of dividends	303	6,359	—	—
Redeemed	(79,939)	(2,083,679)	(433,870)	(7,806,703)
Net decrease — Class D	(63,276)	(1,686,179)	(369,552)	(6,623,619)
Net decrease in Fund	(1,296,463)	$(28,126,396)	(2,129,906)	$(37,913,350)

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At October 31, 2007, investments in securities of issuers in Japan and Australia represented 38.3% and 15.2%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At October 31, 2007, the Fund's cash balance consisted principally of interest bearing deposits with JPMorgan Chase & Co., the Fund's custodian.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Ordinary income	$229,999	$—
As of October 31, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$592,728
Undistributed long-term gains	—
Net accumulated earnings	592,728
Capital loss carryforward*	(37,328,292)
Temporary differences	(58,814)
Net unrealized appreciation	83,209,982
Total accumulated earnings	$46,415,604

*During the year ended October 31, 2007, the Fund utilized $37,835,958 of its net capital loss carryforward. As of October 31, 2007, the Fund had a net capital loss carryforward of $37,328,292, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$13,912,230	October 31, 2009
8,609,971	October 31, 2010
14,806,091	October 31, 2011

As of October 31, 2007, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales.

Permanent differences, due to foreign currency losses and tax adjustments on PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$1,310,384	$(1,242,324)	$(68,060)

8. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Pacific Growth Fund Inc.

Notes to Financial Statements  ■  October 31, 2007 continued

9. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.55		$15.51	$13.01	$11.85	$8.60
Income (loss) from investment operations:
Net investment income (loss)‡	0.02		0.01	0.01	0.01	(0.02)
Net realized and unrealized gain	9.66		4.03	2.49	1.15	3.27
Total income from investment operations	9.68		4.04	2.50	1.16	3.25
Less dividends from net investment income	(0.03)		–	–	–	–
Net asset value, end of period	$29.20		$19.55	$15.51	$13.01	$11.85
Total Return†	49.59%		26.05%	19.22%	9.79%	37.79%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.67	%(2)	1.77%	1.81%	1.74%	1.96%
Net investment income (loss)	0.10	%(2)	0.04%	0.06%	0.04%	(0.17)%
Supplemental Data:
Net assets, end of period, in thousands	$193,477		$135,555	$118,778	$5,863	$4,931
Portfolio turnover rate	50%		41%	25%	26%	40%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.70		$14.95	$12.64	$11.60	$8.53
Income (loss) from investment operations:
Net investment loss‡	(0.15)		(0.13)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gain	9.20		3.88	2.41	1.13	3.15
Total income from investment operations	9.05		3.75	2.31	1.04	3.07
Net asset value, end of period	$27.75		$18.70	$14.95	$12.64	$11.60
Total Return†	48.40%		25.08%	18.28%	8.97%	35.99%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.43	%(2)	2.52%	2.56%	2.51%	2.72%
Net investment loss	(0.66	)%(2)	(0.71)%	(0.69)%	(0.73)%	(0.93)%
Supplemental Data:
Net assets, end of period, in thousands	$39,328		$43,199	$50,266	$173,504	$187,065
Portfolio turnover rate	50%		41%	25%	26%	40%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.71		$14.95	$12.63	$11.59	$8.52
Income (loss) from investment operations:
Net investment loss‡	(0.14)		(0.11)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain	9.20		3.87	2.41	1.13	3.16
Total income from investment operations	9.06		3.76	2.32	1.04	3.07
Net asset value, end of period	$27.77		$18.71	$14.95	$12.63	$11.59
Total Return†	48.42%		25.15%	18.37%	8.97%	36.03%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.43	%(2)	2.48%	2.55%	2.51%	2.72%
Net investment loss	(0.66	)%(2)	(0.67)%	(0.68)%	(0.73)%	(0.93)%
Supplemental Data:
Net assets, end of period, in thousands	$10,995		$8,027	$6,197	$7,885	$7,718
Portfolio turnover rate	50%		41%	25%	26%	40%

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.85		$15.71	$13.14	$11.94	$8.68
Income from investment operations:
Net investment income‡	0.09		0.05	0.11	0.03	0.00
Net realized and unrealized gain	9.78		4.09	2.46	1.17	3.26
Total income from investment operations	9.87		4.14	2.57	1.20	3.26
Less dividends from net investment income	(0.08)		–	–	–	–
Net asset value, end of period	$29.64		$19.85	$15.71	$13.14	$11.94
Total Return†	49.89%		26.35%	19.56%	10.05%	37.56%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.43	%(2)	1.52%	1.56%	1.51%	1.72%
Net investment income	0.34	%(2)	0.29%	0.31%	0.27%	0.07%
Supplemental Data:
Net assets, end of period, in thousands	$1,291		$2,120	$7,484	$2,559	$8,581
Portfolio turnover rate	50%		41%	25%	26%	40%

  †  Calculated based on the net asset value as of the last business day of the period.

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Pacific Growth Fund Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Morgan Stanley Pacific Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund Inc. as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 27, 2007

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited)

Independent Directors:

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Director	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Director	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Director	Chairperson of the Boards since July 2006 and Director since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Independent Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Director**	Other Directorships Held by Independent Director
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Directors 1177 Avenue of the Americas New York, NY 10036	Director	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Director	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Interested Director:

Name, Age and Address of Interested Director	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Director**	Other Directorships Held by Interested Director
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Director	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Director began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2007); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Pacific Growth Fund Inc.

Director and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002-July 2003).

Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2007 Federal Tax Notice (unaudited)
For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended October 31, 2007. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $3,049,957 as taxable at this lower rate.
In January, the Fund provides tax information to shareholders for the preceding calendar year.

(This page has been left blank intentionally.)

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

TGRANN
IU07-05404P-Y10/07

MORGAN STANLEY FUNDS

Morgan Stanley
Pacific Growth Fund Inc.

Annual Report

October 31, 2007

Item 2.            Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Directors has determined that Joseph J. Kearns, an “independent” Director, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

	Registrant			Covered Entities(1)
Audit Fees		$43,750		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$5,041,000	(2)
Tax Fees		$8,598	(3)	$761,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$8,598		$5,802,000

Total		$52,348		$5,802,000

2006

	Registrant			Covered Entities(1)
Audit Fees		$43,300		N/A

Non-Audit Fees
Audit-Related Fees		$531	(2)	$5,217,590	(2)
Tax Fees		$6,980	(3)	$1,472,895	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$7,511		$6,690,485

Total		$50,811		$6,690,485

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)         See table above.

(h)         The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007